Financial instruments by category (Tables)	6 Months Ended
Jun. 30, 2026
Financial instruments by category [Abstract]
Schedule of Financial Instruments
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000
Assets per consolidated statements of financial position
Financial assets measured at fair value
—Financial assets at fair value through profit or loss	1,291	—
—Financial assets at fair value through other comprehensive income	92,396	77,858
	93,687	77,858
Financial assets measured at amortized cost
—Cash and cash equivalents	81,154	77,233
—Trade receivables	21,714	18,266
—Financial assets included in other receivables and deposits	10,941	17,553
	113,809	113,052
	207,496	190,910

Liabilities per consolidated statements of financial position
Financial liabilities measured at fair value
—Warrants	22,044	—
	22,044	—
Financial liabilities measured at amortized cost
—Borrowings	582,724	573,496
—Trade payables	230,832	240,447
—Financial liabilities included in other payables and accruals	327,138	336,719
—Lease liabilities	2,590	—
	1,143,284	1,150,662
	1,165,328	1,150,662